UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21466

Hyperion Brookfield Collateralized Securities Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Steven M. Pires , Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate		Maturity	Principal Amount (000s)		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—14.2%
U.S. Government Agency Collateralized Mortgage Obligations—3.6%
Federal Home Loan Mortgage Corporation
Series 3210, Class FA
(Cost—$5,914,997)	0.85	%†	09/15/36	$5,915	@	$5,783,720

U.S. Government Agency Pass-Through Certificates—10.6%
Federal National Mortgage Association	4.50		TBA	5,000		5,071,875
Federal National Mortgage Association
Pool 865301	3.65	†	12/01/35	9,816	@	9,897,163
Pool 941332	6.50		07/01/37	1,994	@	2,115,598

Total U.S. Government Agency Pass-Through Certificates
(Cost—$17,062,831)						17,084,636
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost—$22,977,828)						22,868,356
ASSET-BACKED SECURITIES—47.2%
Asset-Backed Securities—43.8%
Ace Securities Corp.
Series 2006-NC3, Class M1(a)(f)	0.68	†	12/25/36	7,000		62,426
Series 2006-OP1, Class M2(a)(f)	0.73	†	04/25/36	1,025		58,537
Series 2006-HE2, Class M2(a)(f)	0.76	†	05/25/36	3,000		29,859
Series 2005-WF1, Class M7(a)(f)	1.57	†	05/25/35	4,550		1,274,000
Aerco Limited
Series 2A, Class A3*(e)	0.91	†	07/15/25	19,925		8,169,332
Aircraft Finance Trust
Series 1999-1A, Class A1*(a)(e)	0.93	†	05/15/24	16,250		3,412,500
Series 1999-1A, Class A2*(e)	0.95	†	05/15/24	4,461		2,766,041
Airplanes Pass Through Trust
Series 1R, Class A8	0.83	†	03/15/19	12,371		9,278,244
Ameriquest Finance NIM Trust
Series 2002-N4A, Class Note*(e)(f)	10.33		09/25/32	290		29
Amortizing Residential Collateral Trust
Series 2001-BC5, Class M1(a)(f)	1.26	†	08/25/31	708		228,700
Argent Securities Inc.
Series 2006-W1, Class A2B(a)(f)	0.60	†	03/25/36	1,193		1,167,496
Asset-Backed Funding Certificates
Series 2005-WF1, Class M10(a)(f)	3.69	†	01/25/35	1,300		105,615
Series 2004-FF1, Class M4(a)(f)	4.19	†	07/25/33	823		32,875
Asset-Backed Securities Corp. Home Equity
Series 2006-HE5, Class A4(a)(f)	0.58	†	07/25/36	2,552		1,248,173
Series 2007-HE1, Class M1(a)(f)	0.66	†	12/25/36	5,000		52,775
Series 2006-HE2, Class M3(a)(f)	0.83	†	03/25/36	6,975		12,799
Series 2004-HE9, Class M2(a)(f)	1.64	†	12/25/34	463		182,285
Aviation Capital Group Trust
Series 2000-1A, Class A1*(e)	0.93	†	11/15/25	7,421		2,448,856
Bayview Financial Acquisition Trust
Series 2006-A, Class M1(a)(f)	0.89	†	02/28/41	3,000		366,240
Series 2006-A, Class M2(a)(f)	0.93	†	02/28/41	5,000		350,300
Series 2005-C, Class B1(a)(f)	1.64	†	06/28/44	1,537		110,672
Series 2005-C, Class B2(a)(f)	1.79	†	06/28/44	1,230		83,307
Series 2006-A, Class B1(a)(f)	1.79	†	02/28/41	4,798		197,438

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
Series 2006-A, Class B2(a)(f)	2.09	%†	02/28/41	$5,459	$192,211
Series 2005-C, Class B3(a)(f)	2.24	†	06/28/44	3,037	155,230
Capital One Multi-Asset Execution Trust
Series 2004-C4, Class C4(a)	1.10	†	06/15/12	891	838,582
Series 2003-B5, Class B5	4.79		08/15/13	3,695	3,262,729
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36		09/01/33	2,494	1,760,374
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1(a)(f)	0.52	†	06/25/37	108	102,684
Series 2006-22, Class M1(a)(f)	0.67	†	05/25/47	15,200	278,814
Series 2006-23, Class M1(a)(f)	0.69	†	05/25/37	16,592	342,509
Series 2006-17, Class M7(a)(f)	1.26	†	03/25/47	3,500	16,489
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class M1(a)(f)	0.70	†	11/25/36	14,220	93,496
Series 2005-1, Class M8(a)(f)	1.79	†	03/25/35	2,800	190,400
First Franklin Mortgage Loan Asset Backed Certification Trust
Series 2006-FFH1, Class M7(a)(f)	1.69	†	01/25/36	2,500	10,167
Series 2005-FFH3, Class M7(a)(f)	1.94	†	09/25/35	6,450	79,090
Series 2004-FF5, Class M7(a)(f)	2.94	†	08/25/34	2,019	71,212
Series 2004-FF11, Class M8(a)(f)	2.94	†	01/25/35	2,510	9,485
Series 2004-FF5, Class M9(a)(f)	3.44	†	08/25/34	839	6,674
Series 2004-FF6, Class B3(a)(f)	3.94	†	07/25/34	911	160,135
Series 2004-FF3, Class B2(a)(f)	5.69	†	05/25/34	466	5,927
Fremont Home Loan Trust
Series 2006-A, Class 2A3(a)(f)	0.60	†	05/25/36	3,000	1,266,009
Green Tree
Series 2008-MH1, Class A3*(e)	8.97	†	04/25/38	4,517	3,568,610
Green Tree Financial Corp.
Series 1997-5, Class A6	6.82		05/15/29	248	210,917
Home Equity Loan Trust
Series 2007-FRE1, Class M5(a)(f)	1.94	†	04/25/37	13,646	926,154
Household Home Equity Loan Trust
Series 2007-3, Class M1(a)(f)	2.70	†	11/20/36	3,800	1,413,288
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class M1(a)(f)	0.68	†	12/25/36	5,587	30,784
Series 2006-OPT2, Class M6(a)(f)	1.05	†	01/25/36	1,666	39,616
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2(a)(f)	0.54	†	01/25/37	4,893	4,012,042
JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class MV1(a)(f)	0.65	†	10/25/36	10,000	684,940
Series 2006-ACC1, Class A5(a)(f)	0.68	†	05/25/36	3,000	965,250
Series 2007-CH4, Class M7(a)(f)	1.54	†	05/25/37	4,500	85,050
Series 2007-CH5, Class M7(a)(f)	2.19	†	05/25/37	3,802	79,618
Long Beach Mortgage Loan Trust
Series 2005-3, Class 2A2(a)(f)	0.72	†	08/25/45	1,528	1,275,347
Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C(a)(f)	0.67	†	11/25/37	2,000	521,702
Morgan Stanley ABS Capital I
Series 2006-HE3, Class A2B(a)(f)	0.54	†	04/25/36	66	65,583
Series 2006-HE4, Class A3(a)(f)	0.59	†	06/25/36	650	304,144
Series 2006-HE3, Class A2C(a)(f)	0.60	†	04/25/36	2,740	2,046,840

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
Series 2006-HE3, Class A2D(a)(f)	0.69	%†	04/25/36	$2,500	$624,320
Series 2007-NC3, Class M1(a)(f)	0.71	†	05/25/37	10,000	166,400
Series 2007-HE5, Class M6(a)(f)	2.34	†	03/25/37	3,500	46,963
Option One Mortgage Loan Trust
Series 2007-5, Class M4(a)(f)	1.19	†	05/25/37	2,500	31,348
Series 2007-5, Class M5(a)(f)	1.42	†	05/25/37	1,000	11,612
Series 2007-6, Class M7(a)(f)	1.79	†	07/25/37	2,000	34,000
Series 2007-5, Class M6(a)(f)	1.84	†	05/25/37	1,600	19,077
Series 2007-4, Class M6(a)(f)	2.04	†	04/25/37	1,500	19,512
Series 2005-1, Class M9(a)(f)	3.44	†	02/25/35	141	1,078
Series 2005-1, Class M8(a)(f)	3.69	†	02/25/35	208	2,233
Series 2004-1, Class M7*(a)(e)(f)	5.69	†	01/25/34	1,495	78,788
Park Place Securities Inc.
Series 2005-WHQ2, Class M10(a)(f)	2.94	†	05/25/35	4,733	37,514
Porter Square CDO
Series 1A, Class C*(e)	5.42	†	08/15/38	2,070	21
Quest Mortgage Securities Trust
Series 2006-X2, Class M3*(a)(e)(f)	1.14	†	08/25/36	3,360	66,326
Series 2006-X2, Class M4*(a)(e)(f)	1.34	†	08/25/36	4,421	73,079
Series 2006-X2, Class M5*(a)(e)(f)	1.39	†	08/25/36	3,714	44,048
Series 2006-X2, Class M6*(a)(e)(f)	1.44	†	08/25/36	2,360	18,597
Series 2005-X2, Class M1*(a)(e)(f)	1.94	†	12/25/35	5,761	191,668
Series 2005-X1, Class M7*(a)(e)(f)	2.74	†	03/25/35	5,130	168,056
Residential Asset Mortgage Products, Inc.
Series 2006-RZ1, Class M6(a)(f)	1.14	†	03/25/36	4,250	46,244
Residential Asset Securities Corp.
Series 2006-KS7, Class A2(a)(f)	0.54	†	09/25/36	467	402,993
Series 2005-KS12, Class A2(a)(f)	0.69	†	01/25/36	3,680	2,800,500
Sail Net Interest Margin Notes
Series 2004-BNCA, Class B*(d)(e)(f)	6.75		09/27/34	639	64
Series 2004-BN2A, Class B*(d)(e)(f)	7.00		12/27/34	292	29
Securitized Asset-Backed Receivables LLC
Series 2005-HE1, Class A1A*(a)(e)(f)	0.74	†	10/25/35	403	380,800
Soundview Home Equity Loan Trust
Series 2006-WF2, Class M1(a)(f)	0.66	†	12/25/36	5,000	896,825
Series 2005-4, Class 2A3(a)(f)	0.67	†	03/25/36	621	589,137
Series 2006-3, Class M4(a)(f)	0.82	†	11/25/36	13,002	57,742
Series 2006-3, Class M5(a)(f)	0.84	†	11/25/36	877	2,390
Series 2005-DO1, Class M1(a)(f)	0.86	†	05/25/35	3,500	3,113,429
Series 2006-3, Class M6(a)(f)	0.89	†	11/25/36	1,377	1,687
Series 2007-OPT1, Class M4(a)(f)	1.04	†	06/25/37	5,000	55,090
Series 2005-OPT1, Class M7(a)(f)	1.44	†	06/25/35	1,647	22,140
Series 2006-OPT2, Class M6(a)(f)	1.44	†	05/25/36	10,000	38,980
Series 2006-OPT3, Class M6(a)(f)	1.44	†	06/25/36	6,000	42,648
Series 2006-OPT1, Class M6(a)(f)	1.54	†	03/25/36	3,000	15,657
Series 2007-OPT2, Class M7(a)(f)	1.99	†	07/25/37	2,858	109,564
Series 2005-OPT1, Class M8(a)(f)	2.19	†	06/25/35	3,804	39,644
Series 2007-OPT1, Class M7(a)(f)	2.19	†	06/25/37	2,500	29,670
Series 2006-OPT3, Class M8(a)(f)	2.44	†	06/25/36	6,225	11,447
Series 2005-4, Class M10*(a)(e)	2.94	†	03/25/36	519	1,642

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
Series 2007-OPT1, Class M9(a)(f)	2.94	%†	06/25/37	$1,000	$10,000
Series 2005-OPT1, Class M9(a)(f)	3.69	†	06/25/35	1,061	7,580
Series 2005-DO1, Class M10(a)(f)	3.69	†	05/25/35	1,100	36,389
Series 2005-DO1, Class M11(a)(f)	3.69	†	05/25/35	3,078	51,258
Specialty Underwriting & Residential Finance
Series 2006-BC5, Class M1(a)(f)	0.68	†	11/25/37	10,032	182,582
Structured Asset Investment Loan Trust
Series 2005-8, Class A3(a)(f)	0.70	†	10/25/35	1,364	1,216,466
Structured Asset Securities Corp.
Series 2006-BC6, Class A4(a)(f)	0.61	†	01/25/37	1,950	574,950
Series 2006-WF1, Class M7(a)(f)	1.39	†	02/25/36	3,438	46,647
Series 2005-S4, Class A(b)	4.50/5.00		08/25/35	1,442	420,398
Series 2002-HF1, Class B*(a)(e)(f)	4.59	†	01/25/33	1,473	368,300
UCFC Home Equity Loan
Series 1998-D, Class BF1(f)	8.97	†	04/15/30	37	12,325
Wells Fargo Home Equity Trust
Series 2005-2, Class M8(a)(f)	1.62	†	10/25/35	2,576	288,022
Series 2005-2, Class M10(a)(f)	2.94	†	10/25/35	8,737	680,988

Total Asset-Backed Securities
(Cost—$398,807,291)					70,899,468

Small Balance Commercial—3.4%
Bayview Commercial Asset Trust
Series 2006-4A, Class B2*(a)(e)(f)	1.69	†	12/25/36	1,321	303,836
Series 2006-4A, Class B3*(a)(e)(f)	2.89	†	12/25/36	2,525	530,348
Series 2006-2A, Class B3*(a)(e)(f)	3.14	†	07/25/36	1,938	461,904
Series 2006-1A, Class B3*(a)(e)(f)	3.39	†	04/25/36	2,307	556,866
Series 2005-3A, Class B3*(a)(e)(f)	3.44	†	11/25/35	3,577	861,364
Series 2004-3, Class B2* (a)(e)(f)	3.79	†	01/25/35	1,270	399,906
Series 2005-1A, Class B3*(a)(e)(f)	4.94	†	04/25/35	2,944	1,177,696
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class M1*(e)(f)	0.79	†	02/25/30	1,618	711,879
Series 2005-1A, Class B*(e)(f)	1.39	†	02/25/30	997	405,822

Total Small Balance Commercial
(Cost—$18,496,651)					5,409,621
Total ASSET-BACKED SECURITIES
(Cost—$417,303,943)					76,309,089
COMMERCIAL MORTGAGE-BACKED SECURITIES—8.1%
Banc of America Commercial Mortgage Inc.
Series 2007-2, Class A4	5.87	†	04/10/49	4,219	3,308,953
Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A4	4.93		02/13/42	1,176	1,033,673
Series 2007-PW16, Class A4	5.91	†	06/11/40	6,132	5,081,024
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class J*(e)	5.91	†	06/15/39	2,836	121,480
Series 2007-C3, Class K*(e)	5.91	†	06/15/39	3,250	97,500
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3	5.47		09/15/39	2,910	2,104,960
GS Mortgage Securities Corp. II
Series 2007-GG10, Class H*(e)	5.99	†	08/10/45	20,000	1,100,000

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class K*(e)	6.01	%†	06/15/49	$3,601	$216,060
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost—$38,791,646)					13,063,650
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES—26.0%
Subordinated Collateralized Mortgage Obligations—26.0%
American Home Mortgage Assets
Series 2006-2, Class 2A1(a)	0.63	†	09/25/46	3,153	1,213,419
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3(b)	5.08/5.58		09/25/35	1,583	1,472,000
Countrywide Alternative Loan Trust
Series 2006-OC8, Class 2A2A(a)	0.56	†	11/25/36	2,400	936,000
Series 2006-OA21, Class A1(a)	0.64	†	03/20/47	6,295	2,280,620
Series 2006-OA12, Class A2(a)	0.66	†	09/20/46	2,535	938,121
Series 2005-59, Class 1A2B(a)	0.70	†	11/20/35	407	356,288
Series 2005-51, Class 1A2A(a)	0.74	†	11/20/35	1,844	1,511,803
Series 2005-59, Class A1(a)	0.77	†	11/20/35	8,147	3,266,925
Series 2007-17CB, Class B1	5.75		08/25/37	3,465	492,882
Countrywide Home Loans
Series 2004-29, Class 1A2(a)	0.89	†	02/25/35	675	283,411
Series 2004-29, Class 1B1(a)	1.29	†	02/25/35	2,129	717,257
GSR Mortgage Loan Trust
Series 2004-5, Class 3A2(a)	4.69	†	05/25/34	1,077	1,022,949
Harborview Mortgage Loan Trust
Series 2006-7, Class 2A1A(a)	0.65	†	09/19/46	5,173	1,945,997
Series 2005-2, Class B1(a)	0.92	†	05/19/35	8,180	654,303
Series 2005-1, Class B1(a)	0.95	†	03/19/35	7,371	643,206
Series 2004-11, Class B2(a)	1.60	†	01/19/35	10,657	532,851
Series 2004-8, Class B4(a)	1.70	†	11/19/34	1,660	66,396
Series 2004-10, Class B4(a)	1.95	†	01/19/35	1,020	20,407
Series 2005-1, Class B4*(a)(e)	2.20	†	03/19/35	6,470	374,911
Series 2005-2, Class B4*(a)(e)	2.20	†	05/19/35	1,115	11,149
Indymac Index Mortgage Loan Trust
Series 2006-AR14, Class 1A4A(a)	0.61	†	11/25/46	3,989	1,190,095
Series 2006-AR4, Class A1B(a)	0.74	†	05/25/46	4,344	755,133
JP Morgan Mortgage Trust
Series 2006-A7, Class B4	5.89	†	01/25/37	274	384
Lehman XS Trust
Series 2006-12N, Class A1A2(a)	0.56	†	08/25/46	2,500	2,343,113
Merrill Lynch Mortgage Investors Trust
Series 2006-AF2, Class BF2*(d)(e)	6.25		10/25/36	557	5,571
Series 2006-AF2, Class BF3*(d)(e)	6.25		10/25/36	298	1,490
RESI Finance LP
Series 2005-C, Class B4*(e)	1.11	†	09/10/37	5,311	424,846
Series 2004-B, Class B3*(d)(e)	1.36	†	02/10/36	5,750	1,941,749
Series 2005-D, Class B6*(d)(e)	2.70	†	12/15/37	1,945	120,682
Residential Asset Securities Corp.
Series 2005-AHL1, Class A2(a)(f)	0.71	†	07/25/35	2,797	2,473,685
Residential Funding Mortgage Security I
Series 2006-S1, Class B1(d)	5.75		01/25/36	699	1,895
Series 2006-S1, Class B2(d)	5.75		01/25/36	107	11

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Resix Financial Limited Credit-Linked Note
Series 2005-B, Class B7*(e)	3.56	%†	06/10/37	$5,439	$326,345
Series 2005-C, Class B7*(e)	3.56	†	09/10/37	4,729	331,024
Series 2006-1, Class B7*(d)(e)	3.69	†	12/25/37	826	74,067
Series 2004-C, Class B7*(e)	3.96	†	09/10/36	3,622	688,180
Series 2005-C, Class B8*(d)(e)	4.21	†	09/10/37	3,310	225,791
Series 2005-B, Class B8*(d)(e)	4.36	†	06/10/37	1,624	114,089
Series 2004-B, Class B7*(d)(e)	4.46	†	02/10/36	1,634	519,517
Series 2006-C, Class B9*(d)(e)	4.60	†	07/15/38	2,981	87,680
Series 2005-D, Class B7*(d)(e)	4.70	†	12/15/37	2,496	187,966
Series 2004-A, Class B7*(d)(e)	4.71	†	02/10/36	1,570	508,430
Series 2007-A, Class B10*(d)(e)	5.20	†	02/15/39	2,956	50,329
Series 2006-1, Class B9*(d)(e)	5.44	†	12/25/37	785	58,582
Series 2005-D, Class B8*(d)(e)	6.20	†	12/15/37	2,326	158,471
Series 2003-D, Class B7*(e)	6.21	†	12/10/35	4,127	990,570
Series 2003-C, Class B7*(d)(e)	6.46	†	09/10/35	4,330	1,592,261
Series 2003-CB1, Class B7*(d)(e)	6.46	†	06/10/35	1,931	756,491
Series 2006-1, Class B10*(d)(e)	7.69	†	12/25/37	392	27,118
Series 2006-C, Class B11*(e)	7.70	†	07/15/38	2,484	99,357
Series 2007-A, Class B12*(d)(e)	8.45	†	02/15/39	1,478	12,906
Series 2006-C, Class B12*(e)	9.70	†	07/15/38	3,638	181,922
Sequoia Mortgage Trust
Series 2005-3, Class B1(a)	0.82	†	05/20/35	3,872	1,448,750
Series 2004-10, Class B1(a)	0.95	†	11/20/34	1,995	632,071
Series 2004-9, Class B1(a)	0.96	†	10/20/34	3,499	1,371,112
Series 2004-3, Class M1(a)	1.20	†	05/20/34	1,813	426,769
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3	0.67	†	05/25/35	545	246,512
Series 2005-7, Class B42	1.74	†	03/25/35	765	26,767
Series 2005-7, Class B52	1.74	†	03/25/35	546	8,186
Structured Asset Mortgage Investments Inc.
Series 2006-AR7, Class A1A(a)	0.65	†	08/25/36	2,739	1,008,296
Series 2005-AR6, Class 2A1(a)	0.75	†	09/25/45	1,336	541,060
Washington Mutual
Series 2005-AR1, Class B2(a)	1.39	†	01/25/45	3,252	272,838
Series 2005-AR2, Class B9(a)	1.64	†	01/25/45	1,502	22,531
Series 2005-AR2, Class B10*(a)(e)	1.64	†	01/25/45	6,654	104,442
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR13, Class B1	5.75	†	09/25/36	6,855	919,962
Series 2006-14, Class B4*(e)	6.00		11/25/36	1,642	36,937
Series 2006-15, Class B5*(e)	6.00		11/25/36	1,891	42,545

Total Subordinated Collateralized Mortgage Obligations
(Cost—$173,229,770)					42,099,423
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost—$173,229,770)					42,099,423
SHORT TERM INVESTMENTS—14.5%
Federal Home Loan Bank Discount Notes(c)	0.08		05/08/09	8,000	7,999,876
Federal Home Loan Bank Discount Notes(c)	0.10		05/20/09	10,000	9,999,472
Federal Home Loan Bank Discount Notes(c)	0.15		05/01/09	5,000	5,000,000
Federal Home Loan Bank Discount Notes(c)	0.25		05/18/09	500	500,000

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
SHORT TERM INVESTMENTS (continued)
Total SHORT TERM INVESTMENTS
(Cost—$23,499,094)				23,499,348
Total Investments—110.0%
(Cost—$675,802,281)				177,839,866
Liabilities in Excess of Other Assets—(10.0)%				(16,105,458)
NET ASSETS—100.0%				$161,734,408

FOOTNOTES:

@ —	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

* —	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2009, the total value of all such investments was $38,756,865, or 24.0% of net assets.

† —	Variable Rate Security—Interest rate is in effect as of April 30, 2009.

(a) —	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(b) —	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(c) —	Zero-couponnote—Interest rate represents current yield to maturity.

(d) —	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of April 30, 2009, the total value of all such securities was $6,445,189, or 4.0% of net assets.

(e) —	PrivatePlacement.

(f) —	Investment in subprime security. As of April 30, 2009, the total value of all such investments was $42,644,528, or 26.4% of net assets.

ABS—	Asset-Backed Security.
CDO—	Collateralized Debt Obligation
NIM—	Net Interest Margin
TBA—	To Be Announced

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$—	$12,429
Level 2—Quoted Prices in Inactive Markets or Other Significant Observable Inputs	56,862,641	—
Level 3—Significant Unobservable Inputs	120,977,225	(12,740,874)

Total	$177,839,866	$(12,728,445)

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of July 31, 2008	$249,276,002	$(23,946,316)
Accrued discounts/premiums	4,567,262	—
Realized loss	(14,501,165)	(12,493,491)
Change in unrealized appreciation (depreciation)	(71,221,964)	11,205,442
Net purchases (sales)	(40,499,920)	12,493,491
Transfers in and/or out of Level 3	(6,642,990)	—

Balance as of April 30, 2009	$120,977,225	$(12,740,874)

*	Other financial instruments include futures and swap contracts.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at April 30, 2009 was as $675,802,281. Net unrealized depreciation was $497,962,415 (gross unrealized appreciation—$711,570; gross unrealized depreciation—$498,673,985).

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

As of April 30, 2009, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$10,824,000	Credit Suisse, 0.49%, dated 04/20/09, maturity date 05/20/09	$10,828,420
5,024,000	Credit Suisse, 0.54%, dated 04/20/09, maturity date 05/20/09	5,026,261

$15,848,000

	Maturity Amount, Including Interest Payable	$15,854,681

	Market Value of Assets Sold under Agreements	$17,730,557

	Weighted Average Interest Rate	0.51%

The average daily balance of reverse repurchase agreements outstanding during the period ended April 30, 2009 was approximately $16,830,604 at a weighted average interest rate of 2.28%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $20,839,283 which was 6.98% of total assets.

Swap Agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will become a protection seller to take on credit risk in order to earn a premium. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

As of April 30, 2009, the following swap agreement was outstanding:

Credit Default Swap – Sell Protection

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$15,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 09/18/07, to receive monthly the notional amount multiplied by 0.15% and pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1	$(12,742,749)

			$(12,742,749)

(1)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.

(2)

Net unrealized depreciation when netted with upfront cash premiums paid represents the current fair value of credit derivatives and serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entities’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of April 30, 2009, the Fund had the following short futures contract outstanding:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at April 30, 2009	Unrealized Appreciation
$20,000,000	10 Yr U.S. Treasury Note	June 2009	$24,199,928	$24,187,500	$12,428

Designation of Restricted Illiquid Securities

	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Aircraft Finance Trust Series 1999-1A, Class A1	0.93%	05/15/24	08/09/04- 05/05/05	$12,379,961	$3,412,500	2.1%
Ameriquest Finance NIM Trust Series 2002-N4A, Class Note	10.33	09/25/32	12/19/03	26	29	0.0
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class K	5.91	06/15/39	06/19/07	2,876,256	97,500	0.1
Harborview Mortgage Loan Trust Series 2005-1, Class B1	0.95	03/19/35	02/11/05- 07/28/06	7,371,147	643,206	0.4

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Harborview Mortgage Loan Trust Series 2005-2, Class B1	0.92%	05/19/35	07/28/06	$8,180,222	$654,303	0.4%
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class BF2	6.25	10/25/36	11/02/06	388,259	5,571	0.0
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class BF3	6.25	10/25/36	11/02/06	117,075	1,490	0.0
Option One Mortgage Loan Trust Series 2004-1, Class M7	5.69	01/25/34	01/08/04	1,481,021	78,788	0.0
Quest Mortgage Securities Trust Series 2005-X2, Class M1	1.94	12/25/35	09/29/05	5,761,000	191,668	0.1
Resix Financial Limited Credit-Linked Note Series 2004-B, Class B7	4.46	02/10/36	05/21/04	1,634,227	519,517	0.3
Resix Financial Limited Credit-Linked Note Series 2004-C, Class B7	3.96	09/10/36	09/23/04	3,622,001	688,180	0.4
Resix Financial Limited Credit-Linked Note Series 2005-B, Class B7	3.56	06/10/37	06/17/05	5,439,081	326,345	0.2
Resix Financial Limited Credit-Linked Note Series 2005-B, Class B8	4.36	06/10/37	06/17/05	1,624,349	114,089	0.1
Resix Financial Limited Credit-Linked Note Series 2005-C, Class B7	3.56	09/10/37	09/09/05	4,728,915	331,024	0.2
Resix Financial Limited Credit-Linked Note Series 2005-C, Class B8	4.21	09/10/37	09/09/05	3,310,241	225,791	0.1
Resix Financial Limited Credit-Linked Note Series 2005-D, Class B7	4.70	12/15/37	12/09/05	2,495,834	187,966	0.1
Resix Financial Limited Credit-Linked Note Series 2005-D, Class B8	6.20	12/15/37	12/09/05	2,325,600	158,471	0.1
Resix Financial Limited Credit-Linked Note Series 2006-1, Class B9	5.44	12/25/37	05/26/06	784,645	58,582	0.0
Resix Financial Limited Credit-Linked Note Series 2006-1, Class B10	7.69	12/25/37	05/25/06	392,322	27,118	0.0
Resix Financial Limited Credit-Linked Note Series 2006-C, Class B9	4.60	07/15/38	09/14/06	2,980,703	87,680	0.1
Resix Financial Limited Credit-Linked Note Series 2006-C, Class B11	7.70	07/15/38	09/14/06	2,483,919	99,357	0.1
Resix Financial Limited Credit-Linked Note Series 2006-C, Class B12	9.70	07/15/38	09/14/06	3,638,445	181,922	0.1
Resix Financial Limited Credit-Linked Note Series 2007-A, Class B10	5.20	02/15/39	01/24/07	2,955,650	50,329	0.0
Resix Financial Limited Credit-Linked Note Series 2007-A, Class B12	8.45	02/15/39	01/24/07	1,477,825	12,906	0.0
Sail Net Interest Margin Notes Series 2004-BNCA, Class B	6.75	09/27/34	08/04/04	638,830	64	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	292,398	29	0.0
Soundview Home Equity Loan Trust Series 2005-4, Class M10	2.94	03/25/36	04/28/06	491,382	1,642	0.0
Structured Asset Securities Corp. Series 2004-HF1, Class B	4.59	01/25/33	12/02/04- 07/19/05	1,746,378	368,300	0.2
Washington Mutual Series 2005-AR2, Class B9	1.64	01/25/45	01/20/05	1,226,597	22,531	0.0
Wells Fargo Mortgage Backed Securities Trust Series 2006-15, Class B5	6.00	11/25/36	10/11/06	1,318,810	42,545	0.0

					8,589,443	5.3

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
Principal Executive Officer

Date: June 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
Principal Executive Officer

By:	/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: June 3, 2009